Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2025	2024	2023
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	11,686	7,554	5,371
Financial liabilities at amortized cost	312,704	317,967	303,208
	324,390	325,521	308,579
Type
Bonds and debentures outstanding	253,893	252,765	231,880
Subordinated	28,859	35,461	30,529
Notes and other securities	41,638	37,295	46,170
	324,390	325,521	308,579

Disclosure of maturity analysis of debt instruments, book value and notional amounts
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2025 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	798	1,760	2,277	24,024	28,859
Senior unsecured debt	10,509	13,643	51,461	34,465	35,618	145,696
Senior secured debt	11,529	12,308	43,661	28,106	12,593	108,197
Promissory notes and other securities	17,747	23,060	335	170	326	41,638
Debt securities issued	39,785	49,809	97,217	65,018	72,561	324,390
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2025 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	790	1,744	2,255	22,926	27,715
Senior unsecured debt	10,056	12,654	50,189	34,089	36,469	143,457
Senior secured debt	11,038	12,110	43,467	28,116	12,513	107,244
Promissory notes and other securities	17,709	23,042	299	154	312	41,516
Debt securities issued	38,803	48,596	95,699	64,614	72,220	319,932
The analysis of the maturities of lease liabilities at 31 December 2025, 2024 and 2023 is shown below:

EUR million
	2025	2024	2023
Maturity Analysis - Discounted payments
Within 1 year	466	526	586
Between 1 and 3 years	619	868	918
Between 3 and 5 years	315	405	480
Later than 5 years	422	403	416
Total discounted payments at the end of the year	1,822	2,202	2,400

Disclosure of bonds and debentures by currency
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

	EUR million			2025
Currency of issue	2025	2024	2023	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	117,350	110,973	101,657	117,350	2.72%
US dollar	71,140	79,740	70,229	83,632	4.73%
Pound sterling	25,548	23,961	20,520	22,301	5.14%
Brazilian real	21,848	18,683	21,861	141,089	14.21%
Chilean peso	4,697	4,579	4,921	4,977,648	3.61%
Other currencies	13,310	14,829	12,692
Balance at end of year	253,893	252,765	231,880

Disclosure of changes in bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	252,765	231,880	211,597
Net inclusion of entities in the Group	—	(1,224)	(1,467)
Of which:
SPIRE SA Compartment 2023-374	—	(1,224)	—
Auto ABS UK Loans PLC	—	—	(841)
PSA Bank Deutschland GmbH	—	—	(626)
Issues	72,014	77,921	68,568
Of which:
Banco Santander, S.A.	12,682	20,559	19,706
Banco Santander (Brasil) S.A.	11,827	8,039	12,781
Santander Group UK	11,450	9,884	6,002
Santander Consumer USA Holdings Inc.	8,705	8,949	7,309
Santander International Products, Plc.	5,071	2,752	1,054
Stellantis Financial Services Italia S.p.A.	2,020	2,021	761
Santander Consumer Bank S.p.A.	1,799	1,001	1,460
Santander Holdings USA, Inc.	1,772	3,004	1,850
Fondo de Titulización, Santander Consumo 8	1,523	—	—
Fondo de Titulización, Santander Consumo 9	1,421	—	—
Banco Santander - Chile	1,204	1,171	814
Santander Consumer Finance, S.A.	1,181	2,271	2,557
Banco Santander Totta, S.A.	1,069	1,129	1,734
Santander Bank, National Association	853	4,133	1,346
SC Germany S.A., Compartment Consumer 2025-2	850	—	—
SC Austria S.à r.l., Compartment Consumer 2025-1	803	—	—
Secucor Finance 2025-1 Designated Activity Company	801	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	787	875	634
Hyundai Capital Bank Europe GmbH Italy	749	—	—
Banque Stellantis France	728	897	1,145
Santander Consumer Bank AG	—	180	1,256
SC Germany S.A., Compartment Consumer 2024-1	—	1,500	—
Santander Consumo 6, F.T.	—	1,230	—
Santander Consumo 7, F.T.	—	1,218	—
Santander Bank Polska S.A.	—	1,002	1,102
SC Germany S.A., Compartment Consumer 2024-2	—	1,000	—
Redemptions and repurchases	(60,335)	(57,676)	(48,825)
Of which:
Banco Santander, S.A.	(14,854)	(15,888)	(7,889)
Banco Santander (Brasil) S.A.	(9,430)	(6,919)	(10,542)
Santander Consumer USA Holdings Inc.	(7,905)	(10,806)	(14,466)
Santander Group UK	(4,936)	(7,764)	(6,185)
Santander Consumer Finance, S.A.	(2,743)	(2,900)	(1,800)
Santander Holdings USA, Inc.	(2,693)	(1,387)	—
Santander Bank, National Association	(2,648)	(1,440)	(567)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(2,084)	(122)	(140)
Banco Santander - Chile	(1,930)	(1,486)	(575)
Santander International Products, Plc.	(1,327)	(584)	(728)
Santander Consumer Bank S.p.A.	(1,327)	(233)	(266)
Santander Consumer Bank AS	(1,174)	(839)	(681)
Banque Stellantis France	(746)	(565)	(813)
Stellantis Financial Services Italia S.p.A.	(698)	(22)	—
Banco Santander Totta, S.A.	(223)	(1,055)	(108)
Exchange differences and other movements	(10,551)	1,864	2,007
Balance at year-end	253,893	252,765	231,880

Disclosure of information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2025	2024	2023
Asset-backed securities	55,031	49,723	37,717
Of which, mortgage-backed securities	5,961	4,377	3,019
Other mortgage securities	51,438	50,141	49,478
Of which: mortgage-backed bonds	22,624	22,631	24,619
Covered bonds (non mortgage and export financing)	1,728	995	764
	108,197	100,859	87,959